SecureDesigns® Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated January 3, 2006,
To Current Prospectus Dated May 1, 2005

The Company is extending the availability of the Automatic Bonus Credit through December 31, 2006. The section of the Prospectus entitled “Automatic Bonus Credit” is deleted in its entirety and replaced with the following:

Automatic Bonus Credit — Beginning May 1, 2005, the Company will automatically issue a rider, which makes available a Bonus Credit; provided, however, that the rider is available only if (1) the Company issues your Contract during the period of May 1, 2005 through December 31, 2006; (2) your Contract is issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date is 80 or younger.

The Bonus Credit, which will be added to your Contract Value, generally is equal to 2% of each Purchase Payment made in the first Contract Year. If your Contract is issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit is equal to 1% of each Purchase Payment made in the first Contract Year, and if your Contract is issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit is not available. The Company will apply the Bonus Credit to your Contract Value at the time the Purchase Payment is effective, and any Bonus Credit will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

The Company reserves the right to withdraw the automatic Bonus Credit at any time without notice. The Company currently plans to make the automatic Bonus Credit available in connection with Contracts issued during the period of May 1, 2005 through December 31, 2006. If your Contract is issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchase the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company plans to make the automatic Bonus Credit available if your application is submitted during the period of May 1, 2005 through December 31, 2006 and your initial Purchase Payment is received by the Company no later than February 28, 2007.

The Bonus Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and, for withdrawals made after the Free-Look period, is subject to any applicable withdrawal charge. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Bonus Credit applied. See “Free-Look Right.” This Bonus Credit is not available to an Owner who purchases the Contract pursuant to exchange of an insurance or annuity contract issued by the Company or any affiliated life insurance company. There is no charge for this rider.

For Contracts issued on or after January 1, 2006, the Fixed Account is not available where the Contract Owner selects: (1) the 0-Year or 4-Year Alternate Withdrawal Charge Rider; or (2) the Extra Credit Rider at 3%, 4% or 5%. The following sentence is added to the Sections, “Summary – Optional Riders,” page 7, and “The Contract – Optional Riders,” page 20:

The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider.

The section, “Definitions,” page 6 is amended by deleting the definition of “Fixed Account” and replacing it with the following:

Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. The Fixed Account is not available in all states and is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. See the “Fixed Account.”

The first paragraph under the section, “The Fixed Account,” page 31 is deleted in its entirety and replaced with the following:

The Fixed Account

The Fixed Account is not available in all states. Even if it is available in your state, the Fixed Account is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. If the Fixed Account is important to you, you should not select the foregoing optional riders. If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”

Please Retain This Supplement For Future Reference

AdvanceDesignsSM Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated January 3, 2006,
To Current Prospectus Dated May 1, 2005

The Company is extending the availability of the Automatic Bonus Credit through December 31, 2006. The section of the Prospectus entitled “Automatic Bonus Credit” is deleted in its entirety and replaced with the following:

Automatic Bonus Credit — Beginning May 1, 2005, the Company will automatically issue a rider, which makes available a Bonus Credit; provided, however, that the rider is available only if (1) the Company issues your Contract during the period of May 1, 2005 through December 31, 2006; (2) your Contract is issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date is 80 or younger.

The Bonus Credit, which will be added to your Contract Value, generally is equal to 2% of each Purchase Payment made in the first Contract Year. If your Contract is issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit is equal to 1% of each Purchase Payment made in the first Contract Year, and if your Contract is issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit is not available. The Company will apply the Bonus Credit to your Contract Value at the time the Purchase Payment is effective, and any Bonus Credit will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

The Company reserves the right to withdraw the automatic Bonus Credit at any time without notice. The Company currently plans to make the automatic Bonus Credit available in connection with Contracts issued during the period of May 1, 2005 through December 31, 2006. If your Contract is issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchase the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company plans to make the automatic Bonus Credit available if your application is submitted during the period of May 1, 2005 through December 31, 2006 and your initial Purchase Payment is received by the Company no later than February 28, 2007.

The Bonus Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and, for withdrawals made after the Free-Look period, is subject to any applicable withdrawal charge. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Bonus Credit applied. See “Free-Look Right.” This Bonus Credit is not available to an Owner who purchases the Contract pursuant to exchange of an insurance or annuity contract issued by the Company or any affiliated life insurance company. There is no charge for this rider.

For Contracts issued on or after January 1, 2006, the Fixed Account is not available where the Contract Owner selects: (1) the 0-Year or 4-Year Alternate Withdrawal Charge Rider; or (2) the Extra Credit Rider at 3%, 4% or 5%. The following sentence is added to the Sections, “Summary – Optional Riders,” page 7, and “The Contract – Optional Riders,” page 20:

The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider.

The section, “Definitions,” page 5 is amended by deleting the definition of “Fixed Account” and replacing it with the following:

Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. The Fixed Account is not available in all states and is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. See the “Fixed Account.”

The first paragraph under the section, “The Fixed Account,” page 46 is deleted in its entirety and replaced with the following:

The Fixed Account

The Fixed Account is not available in all states. Even if it is available in your state, the Fixed Account is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. If the Fixed Account option is important to you, you should not select the foregoing optional riders. If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”

Please Retain This Supplement For Future Reference